ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Payable And Accrued Expenses [Line Items]
Accounts payable	$ 116,479	$ 89,666	$ 0
Accrued property taxes	61,359	196,141	0
Accrued legal fees	107,677	61,372	119,978
Accounts payable and accrued expenses	$ 285,515	$ 347,179	$ 119,978